Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets Mandatorily Measured at FVPL (Details)	Jun. 30, 2022 AUD ($)
Unlisted Equity Securities
Disclosure of fair value measurement of assets [line items]
Financial assets measured at FVPL	$ 24,179,998